Deposits - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [Line Items]
Deposits eligible for early redemption without penalty	$ 27,819	$ 29,136
Commercial paper	43,617	51,500
Covered bonds	$ 24,053	$ 26,957